Financial Instruments - Disclosure Details Of Fund Balances Of The Entity (Detail) - BRAZIL - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 991,470	R$ 1,057,547
Real estate funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	234,245	220,617
Mutual funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	535,430	743,479
Private equity funds [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	136,810	70,367
Other assets/liabilities [member]
Disclosure Details Of Fund Balances Of The Entity [Line Items]
Assets (liabilities)	R$ 84,985	R$ 23,084